Financial instruments - fair values and risk management - Summary of Trade Receivables From Individual Customers: Exposure To Credit Risk And ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ 154,108	€ 149,716
Financial assets collectively assessed for credit losses | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	110,747	88,720
Financial assets collectively assessed for credit losses | Accumulated impairment | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	(17,195)	(11,614)
Trade receivables | Financial assets neither past due nor impaired | Current (not past due) | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ 41,891	€ 40,596
Weighted average loss rate	0.80%	3.40%
Trade receivables | Financial assets neither past due nor impaired | Current (not past due) | Accumulated impairment | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ (341)	€ (1,377)
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ 39,859	€ 29,179
Weighted average loss rate	3.20%	2.60%
Trade receivables | Financial assets past due but not impaired | 1 to 60 days past due | Accumulated impairment | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ (1,263)	€ (763)
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ 7,052	€ 2,640
Weighted average loss rate	5.80%	12.30%
Trade receivables | Financial assets past due but not impaired | 61 to 90 days past due | Accumulated impairment | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ (407)	€ (324)
Trade receivables | Financial assets past due but not impaired | More than 90 days past due | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ 21,945	€ 16,305
Weighted average loss rate	69.20%	56.10%
Trade receivables | Financial assets past due but not impaired | More than 90 days past due | Accumulated impairment | Credit risk
Exposure to credit risk and ECLs for Trade receivables from individual customers
Financial assets	€ (15,184)	€ (9,150)